Subsequent Events	12 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 22 — SUBSEQUENT EVENTS

The Company has assessed all events from March 31, 2026, through August 14, 2026 which is the date that these consolidated financial statements are available to be issued. Other than as described below, there are no material subsequent events that require disclosure in these consolidated financial statements.

Reverse stock split

On May 6, 2026, the reverse stock split approved by the Board of Directors of the Company on March 31, 2026 became effective. All ordinary shares have been adjusted to give retroactive effect to this reverse stock split for all periods presented. An additional 27 class A ordinary shares were included in the Company’s issued and outstanding shares as a result of rounding-up fractional shares into whole shares as a result of the reverse stock split.

On May 20, 2026, the Company received formal written confirmation from The Nasdaq Stock Market LLC (“Nasdaq”), confirming that Nasdaq has determined that for the last 10 consecutive business days, from May 6, 2025, to May 19, 2025, the closing bid price of the Company’s shares has been at $1.00 per share or greater. Accordingly, the Company has regained compliance with Listing Rule 5550(a)(2). The Company has regained compliance with Nasdaq’s minimum bid price requirement, noting that this matter is now closed.

Bank facilities

On May 14, 2026, the Company’s subsidiary, Matter International Limited obtained Bonding facilities with limit of HK$4,000,000 from HSBC which the facilities require HK$5,000,000 deposit placed with the bank.

Share Purchase Agreement with Deep Vision Enterprise Limited

On May 18, 2026, Mint Incorporation Limited, a company incorporated in the British Virgin Islands (the “Company”) entered into a share purchase agreement (the “Share Purchase Agreement”) with Deep Vision Enterprise Limited (“Deep Vision”), a principal shareholder of the Company wholly owned by Mr. Hoi Lung Chan, the Chairman of the Board of Directors (the “Board”) and Chief Executive Officer of the Company.

Pursuant to the Share Purchase Agreement, the Company agreed to sell and issue, and Deep Vision agreed to purchase and subscribe for, 211,879 Class B ordinary shares of no par value of the Company at a purchase price of US$3.01 per share for an aggregate subscription amount of HK$5,000,000 (equivalent to US$637,755.10 based on the exchange rate of HK$7.84 to US$1.00 agreed by the parties in the Share Purchase Agreement) (the “Total Subscription Amount”).

Formation of Joint Venture - Rice Robotics AGI Holding Limited

On May 22, 2026, Aspiration X Limited and Rice Robotics Holdings Limited entered into a joint venture agreement (the “JV Agreement”), pursuant to which the parties agreed to form and operate the Joint Venture through a private limited company incorporated under the laws of the British Virgin Islands to be named “Rice Robotics AGI Holding Limited”. Upon formation, the Joint Venture will be owned as to 87.5% by Aspiration X and/or its nominee(s) and 12.5% by Rice Robotics. The Joint Venture will focus on the development and sales of the next generation of AI companion robots, or as may be expanded or changed by the Joint Venture from time to time in accordance with the JV Agreement. Pursuant to the JV Agreement, Aspiration X and/or its nominee(s) will contribute HK$15,000,000 in funding, as well as provide human resources and research and development support to the Joint Venture. On the other hand, Rice Robotics has agreed to transfer or otherwise procure the transfer of three companies, namely RICE ROBOTICS (HONG KONG) LIMITED, a company incorporated in Hong Kong with limited liability, RICE AI HOLDING LIMITED, a company incorporated under the laws of the British Virgin Islands, and RICE ROBOTICS KK, a joint stock corporation (Kabushiki kaisha) organized under the laws of Japan, to the Joint Venture. Rice Robotics will also provide the Joint Venture with its existing technology, intellectual property, clients, know-how and marketing and sales support. The JV Agreement also contains customary provisions relating to governance of the Joint Venture, including shareholder consent rights for certain significant matters, transfer restrictions, and pre-emptive rights in connection with future issuances of shares of the Joint Venture.

Formation of Joint Venture - YAS Robotics Limited

On June 9, 2026, the Company and YAS Digital Group Limited entered into a joint venture agreement, pursuant to which the parties agreed to form and operate a joint venture named “YAS Robotics Limited,” a private company limited by shares incorporated in Hong Kong (the “YAS Joint Venture”). The YAS Joint Venture was established for the purpose of development, marketing, and distribution of robotics and AI-related insurance products. The YAS Joint Venture is expected to be owned as to seventy-five percent (75%) by YAS and twenty-five percent (25%) by the Company.

July 2026 Private Placement

On July 2, 2026, the Company entered into securities subscription agreements (the “July 2026 PIPE SPA”) with certain new investors and existing shareholders of the Company (each an “July 2026 PIPE Investor,” and collectively, the “July 2026 PIPE Investors”), pursuant to which the Company agreed to issue and sell to the July 2026 PIPE Investors an aggregate of 4,310,350 Class A ordinary shares (the “July 2026 PIPE Shares”), with no par value each, of the Company (the “Class A Ordinary Shares”) at a purchase price of US$0.464 per share, representing 20% of the closing price of the Class A ordinary shares on the Nasdaq Capital Market on July 1, 2026, for an aggregate purchase price of US$2,000,000 (the “July 2026 PIPE”). Accordingly, the Company issued 4,310,350 Class A Ordinary Shares to the July 2026 PIPE Investor on July 8, 2026. The Company received a total of $2,000,000 in gross proceeds. The Company intends to use the proceeds from the July 2026 PIPE for working capital and general corporate purposes.

August 2026 Private Placement

On July 30, 2026, the Company entered into securities subscription agreements (the “August 2026 PIPE SPA”) with certain existing shareholders of the Company (each an “August 2026 PIPE Investor,” and collectively, the “August 2026 PIPE Investors”), pursuant to which the Company agreed to issue and sell to the August 2026 PIPE Investors an aggregate of 6,329,115 Class A Ordinary Shares (the “August 2026 PIPE Shares”), at a purchase price of US$0.316 per share, representing 20% of the closing price of the Class A ordinary shares on the Nasdaq Capital Market on July 29, 2026, for an aggregate purchase price of US$2,000,000 (the “August 2026 PIPE”). Accordingly, the Company issued 6,329,115 Class A Ordinary Shares to the Investor on August 11, 2026. The Company received a total of $2,000,000 in gross proceeds. The Company intends to use the proceeds from the August 2026 PIPE for working capital and general corporate purposes.